Fair Value Measurements (Fair Values Of Financial Instruments Measured At Fair Value On Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011
Fixed-income securities, Corporate bonds and U.S Treasury securities	$ 37.7
Fair Value of assets (liabilities)
Fair value of assets (liabilities)			14.7
Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)			10.6
Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)			4.1
Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)			0
Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	(0.8)
Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	13.3
Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	(14.1)
Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	(0.1)	[1]	0.7	[1]
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[1]	0	[1]
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	(0.1)	[1]	0.7	[1]
Commodities Swaps And Futures | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[1]	0	[1]
Forward Contracts | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	2.8	[2]	0.9	[2]
Forward Contracts | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[2]	0	[2]
Forward Contracts | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	2.8	[2]	0.9	[2]
Forward Contracts | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[2]	0	[2]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	(41.7)	[3]	(19.6)	[3]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[3]	0	[3]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	(41.7)	[3]	(19.6)	[3]
Interest Rate Locks And Swaps | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[3]	0	[3]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fair value of assets (liabilities)	0.5	[4]	0.6	[4]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fair value of assets (liabilities)	0	[4]	0	[4]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fair value of assets (liabilities)	0.5	[4]	0.6	[4]
Foreign Exchange Contract | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fair value of assets (liabilities)	0	[4]	0	[4]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fixed-income securities, Corporate bonds and U.S Treasury securities	14.5	[5]	16.6	[5]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[5]	0	[5]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fixed-income securities, Corporate bonds and U.S Treasury securities	14.5	[5]	16.6	[5]
Corporate Bond Securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[5]	0	[5]
US Treasury Securities | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fixed-income securities, Corporate bonds and U.S Treasury securities	13.3	[6]	10.6	[6]
US Treasury Securities | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fixed-income securities, Corporate bonds and U.S Treasury securities	13.3	[6]	10.6	[6]
US Treasury Securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[6]	0	[6]
US Treasury Securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[6]	0	[6]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value of assets (liabilities)
Fixed-income securities, Corporate bonds and U.S Treasury securities	9.9	[5]	4.9	[5]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Quoted Prices In Active Market For Identical Assets (Liabilities) (Level 1)
Fixed-income securities, Corporate bonds and U.S Treasury securities	0	[5]	0	[5]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Significant Other Observable Inputs (Level 2)
Fixed-income securities, Corporate bonds and U.S Treasury securities	9.9	[5]	4.9	[5]
Collateralized Mortgage Backed Securities | Fair Value, Measurements, Recurring | Significant Unobservable Inputs (Level 3)
Fixed-income securities, Corporate bonds and U.S Treasury securities	$ 0	[5]	$ 0	[5]

[1]	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.
[2]	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.
[3]	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.
[4]	The fair value of our foreign currency forward contracts is based on the closing forward exchange market prices, inclusive of the risk of nonperformance.
[5]	The fair value of these securities is based on the closing market prices of the investments when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.
[6]	The fair value of our U.S. Treasury securities is based on the closing market prices.